RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2016
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

21.RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of offsetting future losses, enterprise expansion and staff bonus and welfare and are not distributable as cash dividends and amounted to RMB105,604, RMB209,782 and RMB277,342 as of December 31, 2014, 2015  and 2016, respectively. In addition, due to restrictions on the distribution of share capital from the Company’s PRC subsidiaries, the PRC subsidiaries share capital of RMB2,410,586 at December 31, 2016  is considered restricted. As a result of these PRC laws and regulations, as of December 31, 2016, approximately RMB2,687,928 is not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.